Summary of Phantom Stock Activity (Detail) - $ / shares		4 Months Ended		5 Months Ended		12 Months Ended
		Jul. 31, 2017		Dec. 31, 2017		Mar. 31, 2017
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding		$ 24.19				$ 23.58
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding						$ 24.19
Number of Shares Beginning Balance Outstanding		350,838				363,630
Number of Shares Ending Balance Outstanding						350,838
Phantom Stock Plan | Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Issuance of Successor phantom stock	[1]			$ 1.00
Number of Shares, Issuance of Successor phantom stock	[1]			22,963
Weighted-average Grant-Date Fair Value, Cancelled/forfeited				$ 1.00
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding				$ 1.00
Number of Shares, Cancelled/forfeited				(1,029)
Number of Shares Ending Balance Outstanding				21,934
Phantom Stock Plan | Series B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Issuance of Successor phantom stock	[1]			$ 0.98
Number of Shares, Issuance of Successor phantom stock	[1]			24,824
Weighted-average Grant-Date Fair Value, Cancelled/forfeited				$ 0.98
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding				$ 0.98
Number of Shares, Cancelled/forfeited				(1,112)
Number of Shares Ending Balance Outstanding				23,712
Phantom Stock Plan | Time Based Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Issuance of Successor phantom stock	[1]			$ 308.19
Number of Shares, Issuance of Successor phantom stock	[1]			14,160
Weighted-average Grant-Date Fair Value, Cancelled/forfeited				$ 307.31
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding				$ 308.24
Number of Shares, Cancelled/forfeited				(634)
Number of Shares Ending Balance Outstanding				13,526
Phantom Stock Plan | Predecessor | Time Based Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding		$ 9.74		$ 9.77	[1]	$ 10.83
Weighted-average Grant-Date Fair Value, Vested						12.29
Weighted-average Grant-Date Fair Value, Cancelled/forfeited						13.52
Weighted-average Grant-Date Fair Value, Cancelled	[2]	9.70
Weighted-average Grant-Date Fair Value, forfeited		10.08
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding		$ 9.77	[1]			$ 9.74
Number of Shares Beginning Balance Outstanding		946,150		444,838	[1]	1,599,829
Number of Shares, Vested						(585,426)
Number of Shares, Cancelled/forfeited						(68,253)
Weighted-average Grant-Date Fair Value, Cancelled	[2]	(484,446)
Weighted-average Grant-Date Fair Value, forfeited		(16,866)
Number of Shares Ending Balance Outstanding		444,838	[1]			946,150

[1]	Upon emergence from Chapter 11 bankruptcy, all outstanding phantom stock units held by non-officer employees were converted by the same conversion ratio applied to the common shares upon emergence. Every 31.4143 phantom stock units converted into one phantom stock unit post emergence which is valued to the new common stock. In addition, each post emergence phantom stock unit received 1.6216 phantom series A warrants and 1.7531 phantom series B warrants. Both warrant series have time-based vesting and follow the vesting schedule of the underlying phantom stock unit. Refer to Item 7. "Reorganization and Chapter 11 Proceedings."
[2]	Prior to emergence from Chapter 11 bankruptcy, all officer-held phantom stock units were cancelled. Refer to Item 7. "Reorganization and Chapter 11 Proceedings."